Pay vs Performance Disclosure number in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 23, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Principal Executive Officer (1)		Other Named Executive Officers (2)		Value of Initial Fixed $100 Investment Based On:		Net Income	Operating Income
	Summary Compensation Table	Compensation Actually Paid (3)	Summary Compensation Table	Compensation Actually Paid (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

	($)	($)	($)	($)	($)	($)	($)	($)
	(In thousands, except value of initial fixed investment which are presented in whole dollars)
2024	3,746	3,152	1,295	955	150.15	215.97	23,050	19,724
2023	2,159	1,886	1,519	1,289	192.44	177.93	21,504	19,050
2022	2,033	2,123	1,008	1,004	209.30	136.03	24,049	24,829
2021	2,007	4,671	859	1,736	219.51	161.44	14,269	13,831
2020	2,092	3,266	834	1,110	139.33	118.52	26,387	31,294

Company Selected Measure Name			Operating income
Named Executive Officers, Footnote	Includes the compensation actually paid (“CAP”) of all PEOs (current and previous). For fiscal year 2023, the
Company’s PEOs were Messrs. Moon and Mao.  Mr. Moon was Interim President and CEO for October 23,
2023 through December 31, 2023 and Mr. Mao was President and CEO from January 1, 2023 through
October 23, 2023; salary compensation and equity awards granted related to their Board memberships have been excluded from the above table.  For fiscal years 2020 through 2022, Mr. Mao was the Company’s only
PEO.
Includes average CAP of all NEOs (current and previous) excluding the Company’s PEO.  The following table details the individual NEOs that were included in the respective annual calculation.

NEOs	2024	2023	2022	2021	2020
Joshua Ballard (a)	✓	✓	✓	✓	✓

Rodney Clemente	✓	✓	✓	✓	✓

Farshad Ghasripoor	✓	✓	✓	✓	✓

Michael Mancini (b)	✓

Emily Smith					✓

William Yeung	✓	✓	✓	✓	✓

(a)Mr. Ballard left the Company on June 30, 2024.
(b)Mr. Mancini became the Company’s CFO effective August 5, 2024.

PEO Total Compensation Amount			$ 3,746,000	$ 2,159,000	$ 2,033,000	$ 2,007,000	$ 2,092,000
PEO Actually Paid Compensation Amount			$ 3,152,000	1,886,000	2,123,000	4,671,000	3,266,000
Adjustment To PEO Compensation, Footnote	In accordance with SEC rules, the following adjustments were made to determine the CAP on the Company’s
PEOs during fiscal years 2020 through 2024, which consist solely of adjustments to the PEOs’ equity awards.  In
2023, since Mr. Mao remained on the Board through the 2024 Annual Meeting and continued to provide service to the Company, the change in fair value of his outstanding awards are based on the Company’s share value as of December 31, 2023.

		Deductions	Adjustments
Year	Summary Compensation Table	Stock Awards Granted in the Year	Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Adjustments from Amounts Presented in the Summary Compensation Table *	Total Compensation *
	($)	($)	($)	($)	($)	($)	($)
	(In thousands)
2024	3,746	(2,600)	2,030	—	(24)	(594)	3,152
2023	2,159	(1,579)	1,167	(251)	390	(273)	1,886
2022	2,033	(1,000)	1,218	(101)	(28)	89	2,123
2021	2,007	(1,001)	2,161	978	525	2,664	4,671
2020	2,092	(1,224)	2,430	—	(32)	1,174	3,266
*Amounts may not total due to rounding.

Non-PEO NEO Average Total Compensation Amount			$ 1,295,000	1,519,000	1,008,000	859,000	834,000
Non-PEO NEO Average Compensation Actually Paid Amount			$ 955,000	1,289,000	1,004,000	1,736,000	1,110,000
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with SEC rules, the following adjustments were made to determine the CAP on average to the
Company’s non-PEO NEOs during fiscal years 2020 through 2024, which consist solely of adjustments to the non-PEO NEOs’ equity awards.

		Deductions	Adjustments
Year	Summary Compensation Table	Stock Awards Granted in the Year	Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Adjustments from Amounts Presented in the Summary Compensation Table *	Total Compensation *
	($)	($)	($)	($)	($)	($)	($)	($)
	(In thousands)
2024	1,295	(791)	759	(98)	(67)	(142)	(339)	955
2023	1,519	(979)	729	(70)	90	—	(230)	1,289
2022	1,008	(444)	508	(31)	(37)	—	(4)	1,004
2021	859	(331)	629	388	191	—	877	1,736
2020	834	(337)	450	172	(9)	—	276	1,110
*Amounts may not total due to rounding.

Compensation Actually Paid vs. Total Shareholder Return	The following graph presents the relationship between CAP to the Company’s PEOs and the average of all of the Company’s NEOs, excluding the PEOs (current and prior), and to the cumulative TSRs of the Company and the Company’s peer group.

Compensation Actually Paid vs. Net Income	The following graph presents the relationship between CAP to the Company’s PEOs and the average of all of the Company’s NEOs, excluding the PEOs (current and prior), and to the
Company’s operating and net income.

Compensation Actually Paid vs. Company Selected Measure	The following graph presents the relationship between CAP to the Company’s PEOs and the average of all of the Company’s NEOs, excluding the PEOs (current and prior), and to the
Company’s operating and net income.

Total Shareholder Return Vs Peer Group	The following graph presents the relationship between CAP to the Company’s PEOs and the average of all of the Company’s NEOs, excluding the PEOs (current and prior), and to the cumulative TSRs of the Company and the Company’s peer group.

Tabular List, Table			•Revenue •Gross margin •Operating expenses •Operating income •Earnings per share
Total Shareholder Return Amount			$ 150.15	192.44	209.30	219.51	139.33
Peer Group Total Shareholder Return Amount			215.97	177.93	136.03	161.44	118.52
Net Income (Loss)			$ 23,050,000	$ 21,504,000	$ 24,049,000	$ 14,269,000	$ 26,387,000
Company Selected Measure Amount			19,724	19,050	24,829	13,831	31,294
PEO Name	Mr. Moon	Mr. Mao			Mr. Mao	Mr. Mao	Mr. Mao
Additional 402(v) Disclosure	Cumulative total shareholder return of the Company’s common stock for each fiscal year from 2021 through
2024, respectively.  Assumes the investment of $100 in the Company’s common stock on December 31, 2020 and the reinvestment of dividends, if any, although dividends have never been declared on the Company’s common stock.
Cumulative total shareholder return of the Company’s peer group used in 2024, as discussed above under
“Compensation Discussion and Analysis,” for each fiscal year from 2021 through 2024, respectively.  Assumes the investment of $100 on December 31, 2020 and the reinvestment of dividends.  In addition, the weighting of the market value of companies denominated in foreign current are revalued using the current foreign exchange rate.
As described in greater detail in “Compensation Discussion and Analysis” above, the
Company’s executive compensation program reflects a variable pay-for-performance philosophy.  The metrics that the Company uses for both of the long-term and short-term incentive awards are selected based on an objective of incentivizing the Company’s executive officers to increase the value of the Company’s enterprise for the Company’s stockholders.
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for its compensation programs, the following is an unranked list of financial performance measures the Company considers the most important in linking the compensation actually paid to the Company’s NEOs for 2024 with the Company’s performance:

Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Gross margin
Measure:: 3
Pay vs Performance Disclosure
Name			Operating expenses
Measure:: 4
Pay vs Performance Disclosure
Name			Operating income
Measure:: 5
Pay vs Performance Disclosure
Name			Earnings per share
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (594,000)	$ (273,000)	$ 89,000	$ 2,664,000	$ 1,174,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,600,000)	(1,579,000)	(1,000,000)	(1,001,000)	(1,224,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,030,000	1,167,000	1,218,000	2,161,000	2,430,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(251,000)	(101,000)	978,000	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(24,000)	390,000	(28,000)	525,000	(32,000)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(339,000)	(230,000)	(4,000)	877,000	276,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(791,000)	(979,000)	(444,000)	(331,000)	(337,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			759,000	729,000	508,000	629,000	450,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(98,000)	(70,000)	(31,000)	388,000	172,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(67,000)	90,000	(37,000)	191,000	(9,000)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (142,000)	$ 0	$ 0	$ 0	$ 0